INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Patents Acquired Under Patent Purchase Agreement

On January 24, 2023, the Company entered into a Patent Purchase Agreement with Donald Owens, the Company's Chairman of the Board of Directors, to acquire several patents related to hydrogen supplemental systems for on-demand hydrogen generation for internal combustion engines and a method and apparatus for increasing combustion efficiency and reducing particulate matter emissions in jet engines. In exchange for these patents, the Company issued 5,000,000 shares of its Series A Preferred Stock to Mr. Owens, valued at $82,500.

The details of the patents acquired are listed in the table below, which includes information on the patent numbers, titles, and status in various countries.

COUNTRY	APPLN NO	PATENT NUMBER	TITLE	STATUS
US	13/844,267	8,757,107	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	13/922,351	9,453,457	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	14/016,388	9,476,357	METHOD AND APPARATUS FOR INCREASING COMBUSTION EFFICIENCY AND REDUCING PARTICULATE MATTER EMISSIONS IN JET ENGINES	Issued
US	14/326,801	9,267,468	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	17/047,041	10,920,717	HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY AND REDUCING EMISSIONS OF INTERNAL COMBUSTION AND/OR DIESEL ENGINES	Issued
AUSTRALIA	2019405749	2019405749	HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY AND REDUCING EMISSIONS OF INTERNAL COMBUSTION AND/OR DIESEL ENGINES	Issued
CHINA	201980092511.1		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending
EUROPE	19900413.6.		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending
JAPAN	2021-535288		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending

Intangible assets at October 31, 2023 and 2022, consisted of the following:

Schedule of intangible assets

	Useful Life (yr)	October 31, 2023	October 31, 2022
Patents	20	$82,500	$—
Less: accumulated amortization		(3,176)	—
Intangible Assets, net		$79,324	$—

Amortization expense for the year ended October 31, 2023 and 2022 was $3,176 and $0, respectively.